INVESTMENTS - Narrative (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2022 € / shares shares	Sep. 30, 2021 $ / shares shares
INVESTMENTS
Financial assets at fair value through FVTPL	$ 488,781		$ 685,662	$ 1,513,331
Chia Network Inc
INVESTMENTS
Financial assets at fair value through FVTPL	488,781	$ 488,781	488,781	488,781
Net unrealized gain (loss) on investments	$ 0	$ 0
Chia Network Inc | Series B stock
INVESTMENTS
Number of shares acquired | shares						19,806
Share price | $ / shares						$ 15
Chia Network Inc | Common shares
INVESTMENTS
Number of shares acquired | shares						600
Share price | $ / shares						$ 21.21
NGRAVE NV
INVESTMENTS
Number of shares acquired | shares					138,966
Share price | € / shares					€ 0.7936
Financial assets at fair value through FVTPL			196,881	196,881
Net unrealized gain (loss) on investments			$ 0	$ 115,905